Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
Class A, Class T, Class C and Class I
January 28, 2017
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

MC-17-01 1.756202.140	March 1, 2017

Supplement to the
Fidelity Advisor® High Income Advantage Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

HY-17-01 1.742522.133	March 1, 2017

Supplement to the
Fidelity Advisor® Value Strategies Fund
Class A, Class T, Class C and Class I
January 28, 2017
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

SO-17-01 1.751427.134	March 1, 2017

Supplement to the
Fidelity Advisor® Balanced Fund
Class A, Class T, Class C, Class I and Class Z
October 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

John Mirshekari has replaced Monty Kori as a co-manager of the fund.

The following information replaces similar information found in the "Management Contract" section.

John Mirshekari is co-manager of Fidelity Advisor® Balanced Fund and receives compensation for his services. As of October 31, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of the portfolio manager’s bonus that is linked to the investment performance of Fidelity Advisor® Balanced Fund is based on the pre-tax investment performance of the equity investments of the fund measured against the S&P 500® Index, the fund’s pre-tax investment performance (based on the performance of the fund’s Class I) within the Lipper℠ Balanced Funds, and the pre-tax investment performance of the portion of the fund’s assets he manages measured against the S&P 500® Industrials Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Mirshekari as of October 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	7	none	none
Assets Managed (in millions)	$5,668	$31	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,879	none	none

* Includes assets of Fidelity Advisor® Balanced Fund managed by Mr. Mirshekari ($143 (in millions) assets managed).

As of October 31, 2016, the dollar range of shares of Fidelity Advisor® Balanced Fund beneficially owned by Mr. Mirshekari was none.

AIG-AIGIB-17-01 1.890535.120	March 1, 2017

Supplement to the
Fidelity Advisor® Floating Rate High Income Fund, Fidelity Advisor® High Income Fund, Fidelity Advisor® High Income Advantage Fund and Fidelity Advisor® Value Fund
Class A, Class T, Class C and Class I
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Stephen Barwikowski no longer serves as co-manager of Fidelity Advisor® Value Fund.

ACOM10B-17-02 1.734041.157	March 1, 2017

Supplement to the
Fidelity Advisor® Value Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Stephen Barwikowski no longer serves as a co-manager of the fund.

FAV-17-02 1.798886.132	March 1, 2017

Supplement to the
Fidelity Advisor® Leveraged Company Stock Fund
Class A, Class T, Class C, Class I and Class Z
September 29, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Effective December 12, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Purchase and Sale of Shares

You may buy or sell Class A, Class T, Class C, Class I, and Class Z shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Class Z shares are offered to (i) employee benefit plans investing through an intermediary, (ii) employee benefit plans not recordkept by Fidelity, and (iii) certain managed account programs. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program. Plan participants may purchase Class Z shares of the fund only if Class Z shares are eligible for sale and available through their plan. You may buy or sell shares by contacting your employee benefit plan.

Class I and Class Z eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C, Class I, or Class Z is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class T, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). The price to sell one share of Class I or Class Z is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum - Class A, Class T, Class C, and Class I	$10,000
Fidelity Advisor® Traditional IRA, Roth IRA, Rollover IRA, and Simplified Employee Pension-IRA for which Fidelity Management Trust Company or an affiliate serves as custodian	$500
Through a regular investment plan established at the time the fund position is opened	$100

There is no purchase minimum for Class Z shares.

The fund may waive or lower purchase minimums in other circumstances.

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares".

General Information

Ways to Invest

You may buy or sell shares through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares".

Additional Information Regarding Class Z Eligibility

Class Z shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor® 403(b) program; and

2. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee.

Please contact Fidelity or your investment professional for more information about Class Z shares.

Minimum Waivers

For Class A, Class T, and Class C:

There is no minimum balance or purchase minimum for (i) certain Fidelity® retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity® systematic withdrawal service, or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

For Class I:

There is no minimum balance or purchase minimum for (i) investments through Portfolio Advisory Services, (ii) certain Fidelity® retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity® systematic withdrawal service, (iii) investments through a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

For Class Z:

There is no minimum balance or purchase minimum for Class Z shares.

Effective December 12, 2016, the following information supplements similar information found in the "Shareholder Information" section under the heading "Selling Shares".

Class Z:

When your relationship with your managed account provider is terminated, your shares may be sold at the NAV next calculated, in which case the redemption proceeds will remain in your account pending your instruction.

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Exchanging Shares".

As a Class Z shareholder, you have the privilege of exchanging Class Z shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or Class Z shares of other Fidelity® funds available through your employee benefit plan, or if the Fidelity® fund does not offer Class Z shares, then other classes of the Fidelity® fund that are available through your plan.

Effective December 12, 2016, the information found in the "Shareholder Information" section under the heading "Dividends and Capital Gain Distributions" applies to Class A, Class T, Class C, Class I, and Class Z.

ALSF-17-01 1.756220.129	March 1, 2017

Supplement to the
Fidelity Advisor® Leveraged Company Stock Fund
Class A, Class T, Class C, Class I and Class Z
September 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Harley Lank has replaced Thomas Soviero as the portfolio manager of the fund.

The following information replaces similar information found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Lank as of September 30, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	10	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$6,870	$17,889	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Advisor® Leveraged Company Stock Fund ($2,994 (in millions) assets managed).

As of September 30, 2016, the dollar range of shares of Fidelity Advisor® Leveraged Company Stock Fund beneficially owned by Mr. Lank was none.

ALSF-ALSFIB-17-01 1.881210.109	March 1, 2017

Supplement to the
Fidelity Advisor® Dividend Growth Fund
Class A, Class T, Class C, Class I and Class Z
January 28, 2017
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ADGF-17-01 1.756194.132	March 1, 2017

Supplement to the
Fidelity Advisor® Growth Opportunities Fund
Class A, Class T, Class C, Class I and Class Z
January 28, 2017
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

GO-17-01 1.756209.135	March 1, 2017

Supplement to the
Fidelity Advisor® Floating Rate High Income Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AFR-17-01 1.746476.143	March 1, 2017

Supplement to the
Fidelity Advisor® Equity Income Fund
Class A, Class T, Class C, Class I and Class Z
January 28, 2017
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

EPI-17-01 1.756211.129	March 1, 2017

Supplement to the
Fidelity Advisor® Large Cap Fund
Class A, Class T, Class C and Class I
January 28, 2017
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

LC-17-01 1.749194.132	March 1, 2017

Supplement to the
Fidelity Advisor® Equity Growth Fund
Class A, Class T, Class C, Class I and Class Z
January 28, 2017
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

EPG-17-01 1.756213.129	March 1, 2017

Supplement to the
Fidelity Advisor® Growth & Income Fund
Class A, Class T, Class C and Class I
January 28, 2017
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AGAI-17-01 1.737468.134	March 1, 2017

Supplement to the
Fidelity® Convertible Securities Fund, Fidelity Advisor® Dividend Growth Fund, Fidelity Advisor® Equity Growth Fund, Fidelity Advisor® Equity Income Fund, Fidelity Advisor® Equity Value Fund, Fidelity Advisor® Growth & Income Fund, Fidelity Advisor® Growth Opportunities Fund, Fidelity Advisor® Large Cap Fund, Fidelity Advisor® Small Cap Fund, Fidelity Advisor® Stock Selector Mid Cap Fund and Fidelity Advisor® Value Strategies Fund
Class A, Class T, Class C, Class I and Class Z
January 28, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ACOM11B-17-01 1.739097.162	March 1, 2017

Supplement to the
Fidelity Advisor® Equity Value Fund
Class A, Class T, Class C and Class I
January 28, 2017
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AEV-17-01 1.760401.128	March 1, 2017

Supplement to the
Fidelity Advisor® High Income Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AHI-17-01 1.728372.134	March 1, 2017

Supplement to the
Fidelity Advisor® Small Cap Fund
Class A, Class T, Class C, Class I and Class Z
January 28, 2017
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ASCF-17-01 1.708463.133	March 1, 2017